CONCESSION CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Detailed Information about Concession Contract Assets

	2018	2017
Distribution – Infrastructure assets under construction	518	—
Gas – Infrastructure assets under construction	82	—
Transmission – Indemnity assets incorporated into the Assets Remuneration Base	492	—
Transmission – Assets remunerated by tariff	637	—

	1,729	—

Current	131	—
Non-current	1,598	—

Summary of Changes in Concession Contract Assets

Changes in concession contract assets are as follows:

	Transmission	Distribution	Gas	Total
Balance at December 31, 2017	—	—	—	—

Effects of IFRS 15 first-time adoption (Notes 15 and 19)	1,092	532	90	1,714
Additions (1) (Note 15e)	96	727	70	893
Inflation adjustment	88	—	—	88
Adjustment to expected contract cash flow from the concession	13	—	—	13
Amounts received	(161)	—	—	(161)
Transfers to financial assets	—	(27)	—	(27)
Transfers to intangible assets	—	(672)	(78)	(750)
Transfers to PP&E	1		—	1
Provision for impairment (2)		(42)		(42)

Balance at December 31, 2018	1,129	518	82	1,729

(1)	The additions to distribution assets, of R$ 726, made during 2018, include R$ 26 of capitalized borrowing costs, as presented in Note 22.
(2)

As of December, 31, 2018, the subsidiary Cemig D recognized a provision of R$ 42 for impairment of certain long-term assets in progress. The Company has not identified any additional indications of impairment of its other contract assets, which have defined useful lives. The Company has no contract assets with non-defined useful life.